Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2024
Expenses by nature [abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2024	2023	2022
Interest income on financial assets carried at amortized cost	128	107	135
Interest income on financial assets fair valued through other comprehensive income	122	119	86
Gain / (loss) on investments carried at fair value through profit or loss	34	18	24
Interest income on income tax refund (1)	237	—	–
Exchange gains / (losses) on forward and options contracts	12	(80)	12
Exchange gains / (losses) on translation of other assets and liabilities	11	131	24
Others	24	40	27
	568	335	308

(1) During the year ending March 31, 2024, the Company received orders under section 250 and 254 of the Income Tax Act, 1961, from the Income Tax Authorities in India for the assessment years, 2007-08 to 2015-16, 2017-18 and

2018-19. These orders confirmed the Company's position with respect to tax treatment of certain contentious matters. As a result, interest income (pre-tax) of $232 million along with the corresponding tax impact was recognized.